Note 13 - Income Tax - Summary of Income Tax Expense From Continuing Operations (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Current	$ 978	$ 942	$ 1,304
Deferred	(6)	(5)	(133)
Total	$ 972	$ 937	$ 1,171